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                                                                    THE HARTFORD

August 24, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

RE: Hartford Life and Annuity Insurance Company
    Separate Account Seven ("Registrant")
    File No. 333-174679
    Pre-Effective Amendment No. 1

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statement on Form N-4.

If you have any questions concerning this filing, please call me at
(860) 843-6085.

Very truly yours,

/s/ Sarah M. Patterson
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Sarah M. Patterson
Senior Counsel

Enclosure